CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Current assets
Equipment, net of accumulated depreciation	$ 88,498	$ 93,323	$ 68,858
Stockholders' equity (deficit)
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	52,959,323	52,959,323	52,959,323
Common stock, shares outstanding	52,959,323	52,959,323	52,959,323